Future operations and going concern (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 01, 2024	Jan. 10, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Operating income/(loss)	$ (13,300)	$ (10,436)	$ (21,160)
Working capital deficit	$ 11,200
Subsequent Events | Securities Purchase Agreement | the "Group"
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Securities purchased				$ 10,000	$ 10,000